Capital - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 USD ($) shares
Disclosure Of Share Capital [Line Items]
Potential repurchase of common shares	2,000,000,000
Other financial liabilities | $	$ 812		$ 175	[1]
Series ii cumulative redeemable preference share capital [member]
Disclosure Of Share Capital [Line Items]
Number of shares authorized	6,000,000		6,000,000
Redemption price of shares | $ / shares		$ 25
Dividend payable rate percentage	70.00%
Pre-defined share repurchase program with broker [member]
Disclosure Of Share Capital [Line Items]
Other financial liabilities | $	$ 718		$ 0
NCIB [member]
Disclosure Of Share Capital [Line Items]
Potential repurchase of common shares	24,000,000

[1]	Amounts have been reclassified to reflect the current presentation.